STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	$ 14,393,000	$ 17,596,000	$ 16,710,000
Income tax benefit recognized	(5,469,000)	(6,655,000)	(6,334,000)
After-tax stock-based compensation expense	8,924,000	10,941,000	10,376,000
Stock-based compensation expense unrecognized	8,200,000
Period for recognition of unrecognized stock-based compensation expense	2 years 6 months
Number of shares available for future grants	26,600,000	27,900,000	30,000,000
Stock options
Stock-based compensation
Cash received from stock options exercised	10,500,000	30,200,000	14,700,000
Tax benefit realized from stock options, aggregate	28,400,000	29,400,000	11,400,000
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)	18,466,000
Granted (in shares)	1,400,000
Exercised (in shares)	2,447,000
Forfeited (in shares)	17,000
Outstanding, at the end of the period (in shares)	17,402,000	18,466,000
Exercisable at the end of the period (in shares)	12,444,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 22.09
Granted (in dollars per share)	$ 45.43
Exercised (in dollars per share)	$ 17.45
Forfeited (in dollars per share)	$ 32.40
Outstanding at the end of the period (in dollars per share)	$ 24.61	$ 22.09
Exercisable at end of period (in dollars per share)	$ 20.76
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	5 years 3 months 18 days
Exercisable at end of period	4 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the period	486,023,000
Exercisable at end of period	395,462,000
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted-average grant date fair value of options granted (in dollars per share)	$ 9.70	$ 5.50	$ 5.64
Intrinsic value of exercised options	74,972,000	77,610,000	30,210,000
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk-Free Interest Rate (as a percent)	2.50%	1.40%	1.80%
Dividend Yield (as a percent)	1.80%	2.10%	2.00%
Stock Price Volatility (as a percent)	20.00%	20.00%	21.00%
Expected Option Life	8 years	8 years	8 years
Nonvested shares
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period	112,000
Nonvested shares granted in period	40,000
Nonvested shares vested in period	77,000
Nonvested shares forfeited in period	5,000
Nonvested shares at the end of the period	70,000	112,000
Weighted-average grant date fair value and total fair value of nonvested shares granted, vested and forfeited
Nonvested shares at the beginning of the period (in dollars per share)	$ 24.77
Nonvested shares granted in period (in dollars per share)	$ 44.12	$ 35.42	$ 28.98
Nonvested shares vested in period (in dollars per share)	$ 27.14
Nonvested shares forfeited in period (in dollars per share)	$ 19.56
Nonvested shares at the end of the period (in dollars per share)	$ 33.58	$ 24.77
Fair value of nonvested shares granted	1,760,000	1,600,000	1,369,000
Fair value of shares vested	$ 2,085,000	$ 1,824,000	$ 2,476,000